Note 7 Encumbered and unencumbered asstes (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Book value [Member] | Total assets encumbered and unencumbered [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	€ 69,272	€ 68,268	€ 78,586
Unencumbered assets	790,304	704,134	696,972
Book value [Member] | Equity investments [member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	1,964	834	592
Unencumbered assets	19,836	17,159	13,176
Book value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	42,016	43,404	51,458
Unencumbered assets	120,408	102,333	88,976
Book value [Member] | Loans and advances and other [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	25,291	24,030	26,535
Unencumbered assets	650,060	584,641	594,821
Market value [Member] | Equity investments [member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	1,968	834	592
Unencumbered assets	19,836	17,159	13,176
Market value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	43,910	45,639	50,818
Unencumbered assets	€ 120,408	€ 102,333	€ 88,976